Expense Example {- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2020 Fund - Class K6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530